VY CBRE Global Real Estate Portfolio Expense Example - Custom [Member] - VY CBRE Global Real Estate Portfolio	Dec. 31, 2025 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 154
Expense Example, with Redemption, 3 Years	500
Expense Example, with Redemption, 5 Years	893
Expense Example, with Redemption, 10 Years	1,994
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	313
Expense Example, with Redemption, 5 Years	575
Expense Example, with Redemption, 10 Years	1,324
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	391
Expense Example, with Redemption, 5 Years	709
Expense Example, with Redemption, 10 Years	1,609
Class S2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	438
Expense Example, with Redemption, 5 Years	788
Expense Example, with Redemption, 10 Years	$ 1,776